Note Borrowings (Other short-term borrowings) (Parenthetical) (Detail) - Advances with the FHLB (2017- 1.43% to 1.66%)	Dec. 31, 2017
Maximum
Short-term debt
Advances with the FHLB, interest rate	1.66%
Minimum
Short-term debt
Advances with the FHLB, interest rate	1.43%